Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability [Abstract]
Schedule of Cash Proceeds	The following table reflects the allocation of the cash proceeds, which results in a deemed dividend recorded in the consolidated statement of operations in the amount of $1,971,975 for the year ended December 31, 2024.
As of December 31, 2024
Cash proceeds	$6,050,000
Fair value of Warrant liability	(1,971,975)
Residual value allocated to Series A Preferred Stock	(4,078,025)
Unallocated cash proceeds	$—
For the year ended December 31, 2024
Residual value allocated to the Series A Preferred Stock	$4,078,025
Deemed dividend	1,971,975
Carrying value of Series A Preferred Stock	$6,050,000